Investments In Affiliated Companies, Partnerships And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 4,980,004	$ 4,272,898
Total assets	9,317,344	8,057,897
Current liabilities	4,024,091	3,622,154
Non-current liabilities	2,746,990	2,204,376
Shareholders' equity	2,531,635	2,218,154
Total liabilities and equity	9,317,344	8,057,897
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	469,816	526,325
Non-current assets	157,108	149,718
Total assets	626,924	676,043
Current liabilities	137,794	151,736
Non-current liabilities	260,830	256,037
Shareholders' equity	228,300	268,270
Total liabilities and equity	$ 626,924	$ 676,043